Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
24.	Commitments and contingencies

Operating lease commitment

Upon the adoption of ASC 842, Leases, future minimum lease payments for operating lease liabilities as of June 30, 2024 and 2025 are disclosed in Note 13.

Legal Proceedings

From time to time, the Company may be involved in various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. The Company did not have other material commitments, long-term obligations, significant contingencies or guarantees as of June 30, 2024 and 2025.